BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
BANK BORROWINGS
Schedule of bank borrowings

	2022	2021

Short-term bank borrowings	13,049	317,343
Long-term bank borrowings	10,924	—

	23,973	317,343

Schedule of repayment of the bank borrowings

NOTE 6 - BANK BORROWINGS (Continued)

The repayment schedule of the bank borrowings are as follows:

	2022	2021

To be paid within 1 year	13,049	317,343
To be paid between 1-2 years	8,115	—
To be paid between 2-3 years	2,809	—

	23,973	317,343